UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one   [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GoodHaven Capital Management, LLC
Address:  4940 SW 83rd Street
          Miami, FL  33143

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Keith Trauner
Title:    Chief Compliance Officer
Phone:    (305) 677-7650

Signature, Place, and Date of Signing:

/S/ Keith Trauner          Miami, FL          February 14, 2012
     Signature            City, State              Date

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: 114, 634 (in thousands)


List of Other Included Managers:

NONE




                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                              Value      Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                     Title of class    CUSIP    (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole  Shared  None
--------------                     --------------    -----    -------    -------   ---  ----  -------  --------  ----  ------  ----
Ace Ltd                             common stock    h0023r105     229       3265   SH           Sole               675         2590
Barrick Gold Corp                   common stock    067901108    2104      46500   SH           Sole             46500
Berkley W R Corp                    common stock    084423102     295       8565   SH           Sole              3415         5150
Berkshire Hathaway Inc Cl B         common stock    084670702    8773     114978   SH           Sole             60871        54107
eBay Inc                            common stock    278642103     303      10000   SH           Sole             10000
Exxon Mobil Corp                    common stock    30231g102     247       2909   SH           Sole               831         2078
Federated Investors Inc PA Cl       common stock    314211103    6580     434340   SH           Sole            261200       173140
Google Inc Cl A                     common stock    38259p508   10163      15735   SH           Sole              8681         7054
Hewlett Packard Co                  common stock    428236103   11881     461210   SH           Sole            300970       160240
Jefferies Group Inc                 common stock    472319102    9534     693400   SH           Sole            456160       237240
Leucadia Natl Corp                  common stock    527288104     602      26493   SH           Sole              1343        25150
Microsoft Corp                      common stock    594918104   12380     476890   SH           Sole            308035       168855
Mohawk Industries Inc               common stock    608190104    2657      44390   SH           Sole             29070        15320
Morgan Stanley                      common stock    617446448     269      17800   SH           Sole                          17800
Mueller Industries Inc              common stock    624756102    2351      61200   SH           Sole             61200
Quanex Building Products Corp       common stock    747619104    2411     160500   SH           Sole            160500
Republic Services Inc               common stock    760759100    4114     149320   SH           Sole             89070        60250
Seacor Holdings Inc                 common stock    811904101    1358      15268   SH           Sole             14139         1129
Sears Holdings Corp                 common stock    812350106    2350      73942   SH           Sole             50263        23679
Spectrum Brands Holdings Inc        common stock    84763r101   17688     645559   SH           Sole            411684       233875
Sprint Nextel Corp Ser 1            common stock    852061100    2338     999350   SH           Sole            577750       421600
Systemax Inc                        common stock    871851101    2737     166806   SH           Sole             81365        85441
TJX Cos Inc                         common stock    872540109     203       3150   SH           Sole               900         2250
Wal-Mart Stores Inc                 common stock    931142103     271       4530   SH           Sole               280         4250
Walter Inv Mgmt Corp                common stock    93317w102    8116     395699   SH           Sole            222168       173531
White Mountains Ins Group Ltd       common stock    g9618e107    4381       9662   SH           Sole              6947         2715
Gyrodyne Co America Inc             reit            403820103     205       2006   SH           Sole              2006
American International Group I      warrant         026874156      94      17014   SH           Sole                          17014

                                   0 other managers on whose behalf report is filed
Report Summary